Unaudited Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 81	$ 346		$ (4,307,272)	$ (4,306,845)
Balance (in Shares) at Dec. 31, 2021	813,905	3,457,807
Accretion of Class A ordinary shares to redemption amount				(3,483,582)	(3,483,582)
Net income (loss)				60,237	60,237
Balance at Dec. 31, 2022	$ 81	$ 346		(7,730,617)	(7,730,190)
Balance (in Shares) at Dec. 31, 2022	813,905	3,457,807
Accretion of Class A ordinary shares to redemption amount				(120,011)	(120,011)
Net income (loss)				(32,464)	(32,464)
Balance at Mar. 31, 2023	$ 81	$ 346		(7,883,092)	(7,882,665)
Balance (in Shares) at Mar. 31, 2023	813,905	3,457,807
Balance at Dec. 31, 2022	$ 81	$ 346		(7,730,617)	(7,730,190)
Balance (in Shares) at Dec. 31, 2022	813,905	3,457,807
Conversion of Class B ordinary shares in Class A ordinary shares	$ 346	$ (346)
Conversion of Class B ordinary shares in Class A ordinary shares (in Shares)	3,457,806	(3,457,806)
Accretion of Class A ordinary shares to redemption amount				(756,785)	(756,785)
Excise tax liability on share redemptions				(42,099)	(42,099)
Net income (loss)				(1,045,959)	(1,045,959)
Balance at Dec. 31, 2023	$ 427			(9,575,460)	(9,575,033)
Balance (in Shares) at Dec. 31, 2023	4,271,711	1
Accretion of Class A ordinary shares to redemption amount				(260,857)	(260,857)
Excise tax liability on share redemptions				(23,741)	(23,741)
Net income (loss)				(343,135)	(343,135)
Balance at Mar. 31, 2024	$ 427			$ (10,203,193)	$ (10,202,766)
Balance (in Shares) at Mar. 31, 2024	4,271,711	1